Statements of comprehensive income (loss) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income
Net realized gains on redemptions and sales of platinum and palladium bullion	$ 5,417,320	$ 923,964
Change in unrealized gains on bullion	33,932,533	6,643,266
Total income	39,349,853	7,567,230
Expenses
Management fees (note 8)	520,195	511,447
Bullion storage fees	585,243	178,392
Listing and regulatory filing fees	91,911	102,349
Unitholder reporting costs	84,070	6,091
Sales tax	46,311	66,403
Legal fees	81,667	71,084
Custodial fees	10,764	7,810
Administrative fees	75,891	48,111
Audit fees	68,708	45,992
Trustee fees	3,770	4,187
Independent Review Committee fees	11,045	1,076
Net foreign exchange losses (gains)	354	(107)
Total expenses	1,579,929	1,042,835
Net income and comprehensive income	$ 37,769,924	$ 6,524,395
Weighted average number of Units	8,605,467	11,183,502
Increase in total equity from operations per Unit	$ 4.39	$ 0.58